GOODWILL AND OTHER INTANGIBLE ASSETS - Future Estimated Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 26, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 31,467
2016	30,900
2017	25,896
2018	21,723
2019	18,014
Thereafter	80,471
Expected amortization expense, total	$ 208,471